497(e)
                                                                       333-59717

SUPPLEMENT DATED DECEMBER 1, 2008 TO      ISSUED BY:
PROSPECTUSES DATED MAY 1, 2008 FOR
                                          MONY LIFE INSURANCE COMPANY
MONY VARIABLE ANNUITY                     MONY LIFE INSURANCE COMPANY OF AMERICA
MONY CUSTOM MASTER
THE MONYMASTER

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. The Portfolios discussed below may not be available in all contracts. As applicable to your contract, please note the changes described below.

CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")

1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   -----------------------------------------------------------------------------
   Existing Portfolio Name      New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Value   EQ/Large Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/FI Mid Cap                EQ/Mid Cap Index
   -----------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "The Funds" replacing information shown in the Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name              Objective                                              applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bond Index               Seeks to achieve a total return before expenses that   o SSgA Funds Management, Inc.
                            approximates the total return performance of the
                            Lehman Brothers Aggregate Bond Index ("Index"),
                            including reinvestment of coupon payments, at a risk
                            level consistent with that of the Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS     Seeks to achieve capital appreciation.                 o AXA Equitable
                                                                                   o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index            Seeks to achieve long-term growth of capital.          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                             Avenue of the Americas,
                               New York, NY 10104.

 Copyright 2008 MONY Life Insurance Company and MONY Life Insurance Company of
                          America. All rights reserved.

                           MONY Life Insurance Company
                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

NB/IF (AR)                                                                x02267